Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income taxes
Schedule of reconciliation of the provision for income taxes to the amount computed by applying the statutory income tax rate

	Year Ended	Year Ended
	December 31,	December 31,
	2022	2021
Federal income taxes at statutory rates	21.00%	21.00%
State income tax, net of federal benefit	0.43	0.40
Research and development credits	3.48	3.08
Stock-based compensation	(0.81)	(1.19)
Change in valuation allowance	(24.10)	(22.64)
Other permanent items	—	(0.65)
Effective income tax rate	—%	—%

Schedule of net deferred tax assets

	December 31,	December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$28,707	$28,350
Capitalized start-up costs and research expenses	13,004	7,358
Research and development credits	4,977	3,762
Accruals, reserves and other	1,144	1,013
Lease liabilities	47	73
Total gross deferred assets	47,879	40,556
Valuation allowance	(47,834)	(40,484)
Total deferred tax assets	45	72
Deferred tax liabilities:
Right-of-use assets	(45)	(72)
Net deferred tax assets	$—	$—

Schedule of reconciliation of the unrecognized tax benefits

A reconciliation of the unrecognized tax benefits is as follows for the years ended December 31, 2022 and 2021 (in thousands):

	Year Ended	Year Ended
	December 31,	December 31,
	2022	2021
Unrecognized tax benefits as of the beginning of the year	$1,035	$817
Decrease related to prior year tax positions	—	(17)
Increase related to current year tax positions	499	235
Unrecognized tax benefits as of the end of the year	$1,534	$1,035